Stock-based Compensation - 2015 Inducement Plan (Details) - shares	Mar. 31, 2015	Mar. 26, 2015	Dec. 31, 2014
2015 Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Possible future issuance under equity compensation plan	450,000	450,000	0